Bank Loans and issuance of Debt Securities - Summary of Unpaid Balance of Loan - Loans Contracted with Banking Institutions and Third Parties (Parenthetical) (Detail) $ in Thousands, $ in Thousands													12 Months Ended
	Nov. 07, 2023 MXN ($)	Sep. 27, 2023 MXN ($)	Sep. 03, 2023 USD ($)	Jan. 10, 2023 MXN ($)	Dec. 09, 2022 MXN ($)	Nov. 07, 2022 MXN ($)	Mar. 18, 2022 USD ($)	Mar. 18, 2022 USD ($)	Sep. 03, 2020 USD ($)	Dec. 28, 2017 USD ($)	Feb. 15, 2016 USD ($)	Jan. 19, 2016 USD ($)	Dec. 31, 2023 USD ($)	Sep. 27, 2023 USD ($)	Mar. 27, 2023 MXN ($)	Sep. 01, 2020 USD ($)	Feb. 28, 2009 USD ($)	Jun. 30, 2007 USD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan		$ 40,000	$ 30,000	$ 1,000,000											$ 5,400,000	$ 60,000
Loan maturity period	12 months		5 years	18 months
Derivative financial instrument basis points		25.00%	310.00%											25.00%	22.00%
Unsecured Loan With MBJA In February 2009 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan																	$ 510,000
Interest rate																	8.00%
Unsecured Loan With GAP On January 19, 2016 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan												$ 95,500
Borrowings interest rate basis													The loan bears interest at SOFR 1M plus 99 basis points
Loan maturity period												5 years
Derivative financial instrument basis points												99.00%
Unsecured Loan With GAP On February 15, 2016 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan											$ 95,500
Borrowings interest rate basis													The loan bears interest at SOFR 1M plus 105 basis points
Loan maturity period											5 years
Derivative financial instrument basis points											105.00%
Unsecured Loan With MBJA on December 28, 2017 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan										$ 40,000
Borrowings interest rate basis													The loan bears interest at SOFR 1-month plus 280 basis points for a period of 7 years from this disposition and semi-annual
Loan maturity period										7 years
Derivative financial instrument basis points										280.00%
Disposition of Borrowings													$ 12,000
Unsecured Loan With MBJA On September 3, 2020 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan									$ 30,000,000
Borrowings interest rate basis													310
Loan maturity period									5 years
Derivative financial instrument basis points									310.00%
Disposition of Borrowings			$ 30,000,000										$ 60,000,000,000
Unsecured Loan With GAP On November 7, 2022 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan						$ 1,500,000
Loan maturity period						6 months
Derivative financial instrument basis points						38.00%
Unsecured Loan With GAP On December 9, 2022 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan					$ 1,500,000
Loan maturity period					18 months
Derivative financial instrument basis points					38.00%
Unsecured Loan With GAP On January 10, 2023 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan				$ 1,000,000
Loan maturity period				18 months
Derivative financial instrument basis points				30.00%
Unsecured Loan With GAP On September 27, 2023 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan														$ 40,000
Loan maturity period		12 months
Derivative financial instrument basis points		25.00%												25.00%
Unsecured Loan With GAP On November 7, 2023 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan	$ 1,500,000
Loan maturity period	12 months
Derivative financial instrument basis points	38.00%
Fixed Rate Interest [Member] | Unsecured Loan With MBJA In June 2007 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan																		$ 10,936,000
Borrowings interest rate basis													Interest is accrued at an interest rate of 14% per annum and semi-annual instalments.
Interest rate																		14.00%
Fixed Rate Interest [Member] | Unsecured Loan With GAP On March 18, 2022 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan							$ 95,500	$ 95,500
Borrowings interest rate basis													The loan bears interest at a fixed annual interest rate of 2.64%.
Interest rate							2.64%	2.64%
Loan maturity period							4 years
Fixed Rate Interest [Member] | Unsecured Loan With GAP On March 18, 2022 Annual Interest Rate Of 2.45% [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan							$ 95,500	$ 95,500
Borrowings interest rate basis													The loan bears interest at a fixed annual interest rate of 2.45%.
Interest rate							2.45%	2.45%
Loan maturity period								4 years